Derivatives Instruments (Realized and Unrealized Gains (Losses) with Respect to Other derivatives) (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Equity derivative hedges, return of shares	2.8
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	$ (24)	$ 3
Combined notional amount	448
FX forwards | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	0	0
FX forwards | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	(18)	(15)
Realized gains (loss)	(6)	18
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	(22)	26
Equity derivatives | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	(5)	11
Realized gains (loss)	(17)	15
Equity derivatives | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	$ 0	$ 0